Discontinued operations and assets held for sale - Sale of Galapagos Real estate Belgium NV - Consideration received (Details) - Galapagos Real Estate Belgium NV [member]	12 Months Ended
Dec. 31, 2025 EUR (€)
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Upfront Payment Received	€ 12,206,000
Total consideration	€ 12,206,000